Fees and Expenses	Jul. 01, 2024
MassMutual Inflation-Protected and Income Fund
Prospectus [Line Items]
Expense Narrative [Text Block]
The following information replaces similar information for the MassMutual Inflation-Protected and Income Fund found under the headings Annual Fund Operating Expenses and Example in the section titled Fees and Expenses of the Fund (on pages 7 and 8 of the Prospectus):

Expenses Restated to Reflect Current [Text]	Other Expenses have been restated to reflect current fees.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y
Management Fees	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	0.25%	0.25%	0.50%	None
Other Expenses	0.13%	0.23%	0.33%	0.43%	0.33%	0.38%(1)	0.33%	0.23%
Total Annual Fund Operating Expenses	0.51%	0.61%	0.71%	0.81%	0.96%	1.01%	1.21%	0.61%
Expense Reimbursement	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	0.49%	0.59%	0.69%	0.79%	0.94%	0.99%	1.19%	0.59%

(1)
Other Expenses have been restated to reflect current fees.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.49%, 0.59%, 0.69%, 0.79%, 0.94%, 0.99%, 1.19%, and 0.59% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the front-end sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class I	$50	$160	$282	$637
Class R5	$60	$192	$337	$759
Service Class	$70	$224	$392	$879
Administrative Class	$81	$255	$446	$999
Class R4	$96	$303	$528	$1,175
Class A	$522	$730	$956	$1,606
Class R3	$121	$381	$662	$1,463
Class Y	$60	$192	$337	$759

Expense Example Closing [Text Block]	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
MassMutual Diversified Bond Fund
Prospectus [Line Items]
Expense Narrative [Text Block]
The following information replaces similar information for the MassMutual Diversified Bond Fund found under the headings Annual Fund Operating Expenses and Example in the section titled Fees and Expenses of the Fund (on pages 23 and 24 of the Prospectus):

Expenses Restated to Reflect Current [Text]	Other Expenses have been restated to reflect current fees.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y
Management Fees	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	0.25%	0.25%	0.50%	None
Other Expenses	0.22%	0.32%	0.42%	0.52%	0.42%	0.47%(1)	0.42%	0.32%
Total Annual Fund Operating Expenses	0.61%	0.71%	0.81%	0.91%	1.06%	1.11%	1.31%	0.71%
Expense Reimbursement	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	0.59%	0.69%	0.79%	0.89%	1.04%	1.09%	1.29%	0.69%

(1)
Other Expenses have been restated to reflect current fees.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.59%, 0.69%, 0.79%, 0.89%, 1.04%, 1.09%, 1.29%, and 0.69% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the front-end sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class I	$60	$192	$337	$759
Class R5	$70	$224	$392	$879
Service Class	$81	$255	$446	$999
Administrative Class	$91	$287	$501	$1,117
Class R4	$106	$334	$582	$1,291
Class A	$531	$760	$1,008	$1,716
Class R3	$131	$412	$715	$1,576
Class Y	$70	$224	$392	$879

Expense Example Closing [Text Block]	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE